Deferred Revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Deferred Revenue
23.	Deferred Revenue

The Company’s subsidiaries have recognized the following deferred revenue:

	12/31/2018	12/31/2017
‘am/pm’ and Jet Oil franchising upfront fee (a)	18,668	19,537
Loyalty program “Km de Vantagens” (b)	18,465	9,134
Loyalty program “Clube Extrafarma”(b)	1,289	2,638

	38,422	31,309

Current	26,572	18,413
Non-current	11,850	12,896

a. Franchising Upfront Fee

am/pm is the convenience stores chain of the Ipiranga service stations. Ipiranga ended 2018 with 2,493 stores (2,414 in 2017). Jet Oil is Ipiranga’s lubricant-changing and automotive service specialized network. Ipiranga ended 2018 with 1,772 stores (1,735 stores as of December 31, 2017).

b. Loyalty Programs

Subsidiary Ipiranga has a loyalty program called Km de Vantagens (www.kmdevantagens.com.br) under which registered customers are rewarded with points when they buy products at Ipiranga service stations or at its partners. The customers may exchange these points, during the period of one year, for discounts on products and services offered by Ipiranga and its partners. Points received by Ipiranga’s customers that may be used with the partner Multiplus Fidelidade and for discounts of fuel in Ipiranga’s website (www.postoipiranganaweb.com.br) and recognized as a reduction of revenue from sales and services.

Subsidiary Extrafarma has a loyalty program called Clube Extrafarma (www.clubeextrafarma.com.br) under which registered customers are rewarded with points when they buy products at its drugstore chain. The customers may exchange these points, during the period of six months, for discounts in products at its drugstore chain, recharge credit on a mobile phone, and prizes offered by partners Multiplus Fidelidade and Ipiranga, through Km de Vantagens. Points received by Extrafarma’s customers are recognized as a reduction of revenue from sales and services.

Deferred revenue is estimated based on the fair value of the points granted, considering the value of the prizes and the expected redemption of these points.